Regulatory Capital Requirements (Schedule of Risk-adjusted Capital Amounts and Ratios, UNBC and Union Bank) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009
United States of America, UNBC [Member]
Total capital (to risk-weighted assets) Actual Amount	$ 9,685		$ 9,203
Tier 1 capital (to risk-weighted assets) Actual Amount	8,029		7,485
Tier 1 capital (to quarterly average assets) Actual Amount	8,029	[1]	7,485	[1]
Total capital (to risk-weighted assets) For capital adequacy purposes Amount	5,161		5,064
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes Amount	2,581		2,532
Tier 1 capital (to quarterly average assets) For capital adequacy purposes Amount	3,106	[1]	3,169	[1]
Total capital (to risk-weighted assets) Actual Ratio	15.01%		14.54%
Tier 1 capital (to risk-weighted assets) Actual Ratio	12.44%		11.82%
Tier 1 capital (to quarterly average assets) Actual Ratio	10.34%	[1]	9.45%	[1]
Total capital (to risk-weighted assets) For capital adequacy purposes Ratio	8.00%		8.00%
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes Ratio	4.00%		4.00%
Tier 1 capital (to quarterly average assets) For capital adequacy purposes Ratio	4.00%	[1]	4.00%	[1]
United States of America, Union Bank [Member]
Total capital (to risk-weighted assets) Actual Amount	8,866		8,686
Tier 1 capital (to risk-weighted assets) Actual Amount	7,377		7,207
Tier 1 capital (to quarterly average assets) Actual Amount	7,377	[1]	7,207	[1]
Total capital (to risk-weighted assets) For capital adequacy purposes Amount	5,119		5,062
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes Amount	2,560		2,531
Tier 1 capital (to quarterly average assets) For capital adequacy purposes Amount	3,089	[1]	3,184	[1]
Total capital (to risk-weighted assets) Actual Ratio	13.85%		13.73%
Tier 1 capital (to risk-weighted assets) Actual Ratio	11.53%		11.39%
Tier 1 capital (to quarterly average assets) Actual Ratio	9.55%	[1]	9.05%	[1]
Total capital (to risk-weighted assets) For capital adequacy purposes Ratio	8.00%		8.00%
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes Ratio	4.00%		4.00%
Tier 1 capital (to quarterly average assets) For capital adequacy purposes Ratio	4.00%	[1]	4.00%	[1]
Total capital (to risk-weighted assets) Required to be "well capitalized" Amount	6,399		6,327
Tier 1 capital (to risk-weighted assets) Required to be "well capitalized" Amount	3,840		3,796
Tier 1 capital (to quarterly average assets) Required to be "well capitalized" Amount	$ 3,861	[1]	$ 3,980	[1]
Total capital (to risk-weighted assets) Required to be "well capitalized" Ratio	10.00%		10.00%
Tier 1 capital (to risk-weighted assets) Required to be "well capitalized" Ratio	6.00%		6.00%
Tier 1 capital (to quarterly average assets) Required to be "well capitalized" Ratio	5.00%	[1]	5.00%	[1]

[1]	Excludes certain intangible assets.